OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSE

NOTE 9:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2014	2015

Employees and payroll accruals	$11,392	$11,352
Provision for warranty costs	2,851	2,712
Government authorities	3,602	4,820
Accrued expenses	16,337	5,035
Other accounts payables	3,066	3,133

	$37,248	$27,052